Warrants - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2023 USD ($) shares	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) D $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 10, 2023 USD ($) $ / shares shares	May 31, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 shares	Oct. 31, 2022 $ / shares
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares				14,266,605			14,266,605			2,871,084
Exercise price of warrants (in dollars per share) | $ / shares							$ 11.50
Public warrants, term										10 years
Class of warrant or right, threshold number of days for warrants to be transferable				30 days
Derivative liability, noncurrent | $							$ 28,927
Proceeds from exercise of preferred stock warrants | $				$ 9,630	$ 0	$ 117
Warrant repurchase program, authorized amount | $		$ 4,000
Series B-3
Class of Warrant or Right [Line Items]
Warrants to purchase Series B-3 preferred stock (in shares) | shares			2,239,309
Proceeds from exercise of preferred stock warrants | $			$ 4,530
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares				8,333,272			8,333,272
Exercise price of warrants (in dollars per share) | $ / shares							$ 11.50
Warrant exercise period				30 days
Public warrants, term				5 years
Class of warrant or right, redemption price (in dollars per share) | $ / shares				$ 0.01
Warrant redemption condition, share price (in dollars per share) | $ / shares				$ 18.00
Class of warrant or right, conversion terms, threshold trading days | D				20
Class of warrant or right, conversion terms, threshold consecutive trading days | D				30
Derivative liability, noncurrent | $				$ 3,166			$ 1,500
Public Warrants | Minimum
Class of Warrant or Right [Line Items]
Threshold number of business days before sending notice of redemption to warrant holders | D				30
Public Warrants | Subsequent Event
Class of Warrant or Right [Line Items]
Warrants repurchased (in shares) | shares	28,502
Payments for repurchase of warrants | $	$ 10
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares				5,933,333			5,933,333
Derivative liability, noncurrent | $				$ 2,255			$ 1,068
Series B-3 Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares										15,819,000
Exercise price of warrants (in dollars per share) | $ / shares								$ 0.05	$ 0.05		$ 0.05
Warrants to purchase Series B-3 preferred stock (in shares) | shares			2,239,309